Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of earning per shares basic and diluted

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean Won)
Loss for the period, attributable to the owners of Parent Company	₩	(205,742,925)	(2,541,375)	3,137,186
Dividends on non-redeemable preference shares		-	-	-

Loss attributable to ordinary shareholders	₩	(205,742,925)	(2,541,375)	3,137,186

Schedule of weighted-average number of ordinary shares basic

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	(In number of shares)
Number of ordinary shares issued at January 1	10,397,836	10,397,836	10,397,836
Business Combination	48,602,164	-	-
Acquisition Merger	2,668,375	-	-
Effect of treasury shares held	(101,699)	(1,620,191)	(1,620,191)
Conversion of Convertible Notes	8,409	-	-
Weighted-average number of ordinary shares for the year ended December 31	61,575,085	8,777,645	8,777,645

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		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In Korean Won)
Basic earnings per share	₩	(3,341)	(290)	357

Schedule of anti-dilutive shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	(In number of shares)
Warrant	14,210,405	-	-
Convertible notes	18,663,437	-	-